CONCENTRATIONS AND CREDIT RISK	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
CONCENTRATIONS AND CREDIT RISK [Abstract]
CONCENTRATIONS AND CREDIT RISK

NOTE 15 - CONCENTRATIONS AND CREDIT RISK

CREDIT RISK

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents.

As of December 31, 2012, substantially all of the Company's cash and cash equivalents were held by major financial institutions, and the balance at certain accounts exceeded the maximum amount insured by the Federal Deposits Insurance Corporation ("FDIC"). However, the Company has not experienced losses on these accounts and management believes that the Company is not exposed to significant risks on such accounts.

CUSTOMERS AND CREDIT CONCENTRATIONS

One (1) customer accounted for all of the sales for the interim period ended December 31, 2012 and accounts receivable balances at December 31, 2012. A reduction in sales from or loss of such customer would have a material adverse effect on the Company's results of operations and financial condition.

VENDORS AND ACCOUNTS PAYABLE CONCENTRATIONS

Vendor purchase concentrations and accounts payable concentration are as follows:

	Accounts Payable at		Net Purchases
				For the
				Period from
			For the	April 11, 2011
			Interim Period	(inception)
			Ended	through
	December 31,	March 31,	December 31,	December 31,
	2012	2012	2012	2011
Growers Synergy Pte. Ltd. - related party	42.5%	16.4%	49.8%	-%
tevia Ventures Corporation	3.7%	54.1%	10.3%	-%
	46.2%	70.5%	60.1%	-%

NOTE 12 - CONCENTRATIONS AND CREDIT RISK

VENDORS AND ACCOUNTS PAYABLE CONCENTRATIONS

Vendor purchase concentrations for the period ended March 31, 2012 and accounts payable concentration at March 31, 2012 are as follows:

	Net Purchases
	for the
	Period from
	April 11, 2011
	(inception)	Accounts
	through	Payable at
	March 31, 2012	March 31, 2012

Asia Stevia Investment Development Limited	38.0%	-%
Growers Synergy Pte. Ltd. - related party	13.5%	16.4%
Stevia Ventures Corporation	14.4%	54.1%
	65.9%	70.5%

CREDIT RISK

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents.

As of March 31, 2012, substantially all of the Company's cash and cash equivalents were held by major financial institutions, and the balance at certain accounts exceeded the maximum amount insured by the Federal Deposits Insurance Corporation ("FDIC"). However, the Company has not experienced losses on these accounts and management believes that the Company is not exposed to significant risks on such accounts.